COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under such non-cancelable leases
Year 2013	1,729
Year 2014	1,286
Year 2015	611
Year 2016	219
Year 2017 and thereafter	—
3,845